Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.9	$ 2.0